SEGMENTED INFORMATION - Disclosure of Detailed Information About Entity Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 573,801	$ 624,221
Costs of sales	423,495	471,687
Depletion, depreciation, and amortization	124,664	135,782
Mine operating earnings (loss)	25,642	16,752
Capital expenditures	140,970	229,477
Mining interests	998,835	1,061,124
Property, plant and equipment	406,294	451,335
Total mining assets	1,405,129	1,512,459
Total assets	1,976,355	2,110,009
Total liabilities	618,235	698,711
Producing Properties [Member]
Disclosure of operating segments [line items]
Mining interests	786,316	832,820
Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining interests	212,519	228,304
Mexico - San Dimas [Member]
Disclosure of operating segments [line items]
Revenue	242,958	228,701
Costs of sales	173,987	141,274
Depletion, depreciation, and amortization	50,327	47,613
Mine operating earnings (loss)	18,644	39,814
Capital expenditures	49,657	47,363
Property, plant and equipment	97,112	94,377
Total mining assets	349,750	344,866
Total assets	581,639	489,970
Total liabilities	89,280	76,835
Mexico - San Dimas [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining interests	227,942	211,658
Mexico - San Dimas [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining interests	24,696	38,831
Mexico - Santa Elena [Member]
Disclosure of operating segments [line items]
Revenue	224,356	190,189
Costs of sales	117,191	106,788
Depletion, depreciation, and amortization	39,950	26,819
Mine operating earnings (loss)	67,215	56,582
Capital expenditures	49,062	47,714
Property, plant and equipment	98,513	99,979
Total mining assets	272,119	251,804
Total assets	363,460	295,489
Total liabilities	98,100	79,295
Mexico - Santa Elena [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining interests	123,123	110,094
Mexico - Santa Elena [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining interests	50,483	41,731
Mexico - La Encantada [Member]
Disclosure of operating segments [line items]
Revenue	64,118	67,721
Costs of sales	56,443	46,126
Depletion, depreciation, and amortization	12,186	8,861
Mine operating earnings (loss)	(4,511)	12,734
Capital expenditures	8,608	10,225
Property, plant and equipment	30,015	24,422
Total mining assets	56,657	52,853
Total assets	112,310	106,008
Total liabilities	26,702	30,601
Mexico - La Encantada [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining interests	22,181	23,496
Mexico - La Encantada [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining interests	4,461	4,935
Mexico - Non-producing Properties [Member]
Disclosure of operating segments [line items]
Revenue	0	0
Costs of sales	0	0
Depletion, depreciation, and amortization	291	397
Mine operating earnings (loss)	(291)	(397)
Capital expenditures	637	869
Property, plant and equipment	17,611	18,195
Total mining assets	94,581	94,390
Total assets	141,841	206,796
Total liabilities	17,794	33,391
Mexico - Non-producing Properties [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining interests	62,566	62,414
Mexico - Non-producing Properties [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining interests	14,404	13,781
United States Jerritt Canyon [Member]
Disclosure of operating segments [line items]
Revenue	40,521	130,219
Costs of sales	74,682	173,341
Depletion, depreciation, and amortization	18,891	49,229
Mine operating earnings (loss)	(53,052)	(92,351)
Capital expenditures	28,113	94,776
Property, plant and equipment	133,971	166,778
Total mining assets	567,120	685,616
Total assets	600,101	756,062
Total liabilities	150,958	226,814
United States Jerritt Canyon [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining interests	350,504	425,158
United States Jerritt Canyon [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining interests	82,645	93,680
Others [Member]
Disclosure of operating segments [line items]
Revenue	8,889	11,706
Costs of sales	5,875	6,747
Depletion, depreciation, and amortization	3,019	2,863
Mine operating earnings (loss)	(5)	2,096
Capital expenditures	4,892	28,530
Property, plant and equipment	29,072	47,584
Total mining assets	64,902	82,930
Total assets	177,004	255,684
Total liabilities	235,401	251,775
Others [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining interests	0	0
Others [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining interests	35,830	35,346
Intercompany elimination [Member]
Disclosure of operating segments [line items]
Revenue	(7,041)	(4,315)
Costs of sales	(4,683)	(2,589)
Depletion, depreciation, and amortization	0	0
Mine operating earnings (loss)	(2,358)	(1,726)
Capital expenditures	$ 0	$ 0